Liquidity and Going Concern Issues (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended							6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Senior convertible notes [Member]	Jun. 30, 2012 Subsequent Event [Member]	Mar. 31, 2012 Subsequent Event [Member]	Mar. 28, 2012 Subsequent Event [Member]	Feb. 27, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member]	Jun. 30, 2012 Subsequent Event [Member] Senior convertible notes [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member] Subsequent Event [Member]	Jun. 30, 2012 Visser [Member]	Jun. 01, 2012 Visser [Member]
Liquidity [Line Items]
Cash provided by (used in) operations	$ 1,636	$ (6,541)	$ (7,071)	$ (12,291)
Cash used in investing activities	3	44	178	38
Cash provided by financing activities	3,038	(8,731)	(10,350)	(7,298)												3,038
Cash - source of liquidity	1,521	2,838	122	5,072	64
Promissory note principle amount								750	350	200	200	12,000		1,712
Maturity date of promissory note						Sep. 01, 2013							Oct. 10, 2012
Repayments of promissory note							1,743								1,743
Common stock, issued (in shares)	191,852,906		134,467,554	93,695,375													30,000,000
Share Price																	$ 0.1
Proceeds from Issuance of Common Stock	$ 187		$ 130	$ 88													$ 3,000